Steven I. Koszalka Secretary American Funds U.S. Government Money Market Fund 333 South Hope Street Los Angeles, California 90071 (213) 486-9447 Tel siik@capgroup.com

December 5, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds U.S. Government Money Market Fund

File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2016 of Registrant’s Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka